Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 11.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	126,629	$1,262,487
Guggenheim Strategy Fund II1	42,502	1,062,112
Total Mutual Funds
(Cost $2,322,291)		2,324,599

	Face Amount
FEDERAL AGENCY NOTES†† - 29.4%
Federal Home Loan Bank
1.00% due 04/15/26	$2,000,000	2,000,704
0.09% (1 Month USD LIBOR, Rate Floor: 0.00%) due 10/20/21[2]	1,900,000	1,900,080
Federal Farm Credit Bank
0.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.00%) due 10/04/21[2]	2,000,000	2,000,038
Fannie Mae
1.38% due 10/07/21	130,000	130,029
Total Federal Agency Notes
(Cost $6,032,358)		6,030,851

FEDERAL AGENCY DISCOUNT NOTES†† - 19.5%
Federal Farm Credit Bank
0.00% due 10/01/21[3]	4,000,000	4,000,000
Total Federal Agency Discount Notes
(Cost $4,000,000)		4,000,000

U.S. TREASURY BILLS†† - 15.5%
U.S. Treasury Bills
0.03% due 12/02/21[3]	2,000,000	1,999,896
0.04% due 10/07/21[3,4]	1,184,000	1,183,994
Total U.S. Treasury Bills
(Cost $3,183,887)		3,183,890

REPURCHASE AGREEMENTS††,5 - 23.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	2,673,349	2,673,349
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	1,038,733	1,038,733
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	1,038,733	1,038,733
Total Repurchase Agreements
(Cost $4,750,815)		4,750,815
Total Investments - 99.0%
(Cost $20,289,351)		$20,290,155
Other Assets & Liabilities, net - 1.0%		204,992
Total Net Assets - 100.0%		$20,495,147

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	148	Oct 2021	$20,627,500	$1,093,008

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,324,599	$—	$—	$2,324,599
Federal Agency Notes	—	6,030,851	—	6,030,851
Federal Agency Discount Notes	—	4,000,000	—	4,000,000
U.S. Treasury Bills	—	3,183,890	—	3,183,890
Repurchase Agreements	—	4,750,815	—	4,750,815
Commodity Futures Contracts**	1,093,008	—	—	1,093,008
Total Assets	$3,417,607	$17,965,556	$—	$21,383,163

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$202,174	$860,000	$–	$–	$(62)	$1,062,112	42,502	$7,131
Guggenheim Ultra Short Duration Fund — Institutional Class	208,126	1,055,000	–	–	(639)	1,262,487	126,629	5,264
	$410,300	$1,915,000	$–	$–	$(701)	$2,324,599		$12,395

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 57.1%
Guggenheim Strategy Fund III[1]	234,180	$5,887,290
Guggenheim Strategy Fund II1	198,223	4,953,599
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	176,365	1,758,355
Total Mutual Funds
(Cost $12,502,944)		12,599,244

	Face Amount
U.S. TREASURY BILLS†† - 12.5%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	$2,772,000	2,771,985
Total U.S. Treasury Bills
(Cost $2,771,982)		2,771,985

REPURCHASE AGREEMENTS††,4 - 26.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	3,288,952	3,288,952
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	1,277,925	1,277,925
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	1,277,925	1,277,925
Total Repurchase Agreements
(Cost $5,844,802)		5,844,802
Total Investments - 96.1%
(Cost $21,119,728)		$21,216,031
Other Assets & Liabilities, net - 3.9%		860,753
Total Net Assets - 100.0%		$22,076,784

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	8	Oct 2021	$466,080	$120,990
Natural Gas Futures Contracts	31	Dec 2021	1,871,780	118,626
Cotton #2 Futures Contracts	49	May 2022	2,519,825	71,374
Low Sulphur Gas Oil Futures Contracts	8	Nov 2021	537,600	53,962
Gasoline RBOB Futures Contracts	26	Nov 2021	2,349,547	52,287
Gasoline RBOB Futures Contracts	5	Oct 2021	459,648	41,983
NY Harbor ULSD Futures Contracts	5	Oct 2021	490,812	28,064
Cotton #2 Futures Contracts	4	Dec 2021	211,380	26,920
Brent Crude Futures Contracts	6	Oct 2021	469,740	20,370
LME Primary Aluminum Futures Contracts	8	Nov 2021	571,350	12,956
WTI Crude Futures Contracts	6	Oct 2021	449,640	6,425
Coffee 'C' Futures Contracts	2	Dec 2021	145,763	5,844
Hard Red Winter Wheat Futures Contracts	5	Dec 2021	182,875	5,210
Oat Futures Contracts	1	Dec 2021	29,100	4,311
Black Sea Wheat Financially Settled (Platts) Futures Contracts	6	Oct 2021	92,925	2,310
CME Nonfat Dry Milk Futures Contracts	2	Nov 2021	117,920	1,810
Dry Whey Futures Contracts	1	Nov 2021	23,980	951
Cocoa Futures Contracts	4	Dec 2021	105,560	937
Lean Hogs Futures Contracts	2	Dec 2021	68,180	574
Wheat Futures Contracts	3	Dec 2021	108,863	424
Sugar #11 Futures Contracts	6	Feb 2022	136,080	261
Black Sea Wheat Financially Settled (Platts) Futures Contracts	2	Nov 2021	31,525	220
NYMEX Chicago Ethanol Platts Swap Futures Contracts	1	Oct 2021	88,620	210
CME Cash-Settled Butter Futures Contracts	2	Nov 2021	71,200	155
LME Tin Futures Contracts	1	Nov 2021	173,100	138
CME Class III Milk Futures Contracts	1	Nov 2021	36,120	(3)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Corn Futures Contracts	1	Dec 2021	$26,875	$(65)
Canadian Canola (WCE) Futures Contracts	5	Nov 2021	70,554	(485)
FCOJ-A Futures Contracts	1	Nov 2021	19,875	(716)
CBOT Rough Rice Futures Contracts	5	Nov 2021	137,150	(971)
Soybean Oil Futures Contracts	7	Dec 2021	246,540	(2,349)
Soybean Futures Contracts	3	Nov 2021	188,550	(2,797)
LME Lead Futures Contracts	2	Nov 2021	105,025	(4,546)
Copper Futures Contracts	1	Dec 2021	102,625	(6,078)
Sugar #11 Futures Contracts	121	Jun 2022	2,573,525	(6,273)
LME Zinc Futures Contracts	5	Nov 2021	373,969	(8,490)
LME Nickel Futures Contracts	2	Nov 2021	215,286	(20,807)
Live Cattle Futures Contracts	26	Dec 2021	1,309,100	(26,697)
			$17,178,287	$497,035

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	10	Dec 2021	$789,300	$2,225
Japanese Yen Futures Contracts	5	Dec 2021	561,844	(6,046)
New Zealand Dollar Futures Contracts	5	Dec 2021	344,900	(7,688)
British Pound Futures Contracts	9	Dec 2021	757,800	(14,665)
Mexican Peso Futures Contracts	76	Dec 2021	1,821,340	(58,305)
			$4,275,184	$(84,479)

Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	2	Dec 2021	$352,224	$107
Euro - Bund Futures Contracts	10	Dec 2021	1,969,300	(2,435)
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2021	383,188	(4,558)
U.S. Treasury 10 Year Note Futures Contracts	15	Dec 2021	1,976,016	(4,607)
U.S. Treasury Long Bond Futures Contracts	3	Dec 2021	478,594	(7,425)
Australian Government 10 Year Bond Futures Contracts	18	Dec 2021	1,841,240	(12,749)
Australian Government 3 Year Bond Futures Contracts	150	Dec 2021	12,621,422	(18,457)
Euro - OATS Futures Contracts	32	Dec 2021	6,153,846	(42,099)
			$25,775,830	$(92,223)

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	36	Oct 2021	$826,200	$86,713
FTSE 100 Index Futures Contracts	7	Dec 2021	664,174	8,106
Tokyo Stock Price Index Futures Contracts	6	Dec 2021	1,087,679	7,671
DAX Index Futures Contracts	1	Dec 2021	440,338	2,878
IBEX 35 Index Futures Contracts††	4	Oct 2021	405,928	1,449
OMX Stockholm 30 Index Futures Contracts††	1	Oct 2021	25,438	(806)
Russell 2000 Index Mini Futures Contracts	2	Dec 2021	220,040	(1,023)
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2021	263,340	(7,213)
Euro STOXX 50 Index Futures Contracts	15	Dec 2021	698,477	(9,658)
FTSE Taiwan Index Futures Contracts	12	Oct 2021	704,160	(12,669)
Nikkei 225 (OSE) Index Futures Contracts	3	Dec 2021	790,623	(14,011)
Dow Jones Industrial Average Index Mini Futures Contracts	4	Dec 2021	674,180	(16,271)
CAC 40 10 Euro Index Futures Contracts	10	Oct 2021	753,417	(18,851)
MSCI EAFE Index Futures Contracts	4	Dec 2021	453,260	(19,664)
SPI 200 Index Futures Contracts	9	Dec 2021	1,166,305	(30,263)
S&P 500 Index Mini Futures Contracts	6	Dec 2021	1,289,100	(33,695)
Amsterdam Index Futures Contracts	7	Oct 2021	1,244,949	(36,605)
S&P/TSX 60 IX Index Futures Contracts	9	Dec 2021	1,699,937	(49,012)
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2021	1,467,675	(55,673)
			$14,875,220	$(198,597)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	76	Dec 2021	$10,212,500	$212,923
Australian Dollar Futures Contracts	63	Dec 2021	4,554,270	126,466
Euro FX Futures Contracts	41	Dec 2021	5,944,487	106,651
Japanese Yen Futures Contracts	18	Dec 2021	2,022,638	17,498
British Pound Futures Contracts	9	Dec 2021	757,800	9,658
Canadian Dollar Futures Contracts	7	Dec 2021	552,510	424
New Zealand Dollar Futures Contracts	2	Dec 2021	137,960	(675)
			$24,182,165	$472,945

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	47	Dec 2021	$5,323,128	$54,741
Long Gilt Futures Contracts††	28	Dec 2021	4,732,697	40,881
Australian Government 10 Year Bond Futures Contracts	5	Dec 2021	511,456	316
Euro - BTP Italian Government Bond Futures Contracts	2	Dec 2021	352,224	(170)
Euro - Schatz Futures Contracts	65	Dec 2021	8,449,172	(307)
U.S. Treasury 10 Year Note Futures Contracts	16	Dec 2021	2,107,750	(512)
Euro - Bund Futures Contracts	4	Dec 2021	787,720	(840)
U.S. Treasury 5 Year Note Futures Contracts	42	Dec 2021	5,157,469	(1,072)
Euro - Bobl Futures Contracts	22	Dec 2021	3,440,686	(1,338)
U.S. Treasury 2 Year Note Futures Contracts	145	Dec 2021	31,910,195	(10,713)
			$62,772,497	$80,986

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	26	Mar 2022	$668,200	$2,215
FTSE/JSE TOP 40 Index Futures Contracts††	4	Dec 2021	154,248	1,419
CBOE Volatility Index Futures Contracts	44	Feb 2022	1,111,000	(13,046)
CBOE Volatility Index Futures Contracts	27	Jan 2022	670,950	(19,681)
			$2,604,398	$(29,093)

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	50	Apr 2022	$2,681,000	$43,686
Soybean Meal Futures Contracts	15	Dec 2021	493,200	20,685
Silver Futures Contracts	3	Dec 2021	332,175	8,191
Cattle Feeder Futures Contracts	5	Jan 2022	387,125	5,531
Live Cattle Futures Contracts	3	Dec 2021	151,050	3,821
Gold 100 oz. Futures Contracts	3	Dec 2021	526,950	3,601
Sugar #11 Futures Contracts	5	Apr 2022	110,208	294
Cocoa Futures Contracts	1	Dec 2021	26,390	(393)
Wheat Futures Contracts	1	Dec 2021	36,288	(641)
Hard Red Winter Wheat Futures Contracts	1	Dec 2021	36,575	(778)
Corn Futures Contracts	4	Dec 2021	107,500	(2,775)
Platinum Futures Contracts	4	Jan 2022	192,640	(4,615)
Sugar #11 Futures Contracts	68	Feb 2022	1,542,240	(27,845)
Cotton #2 Futures Contracts	28	Dec 2021	1,479,660	(52,588)
Gasoline RBOB Futures Contracts	26	Dec 2021	2,331,202	(53,415)
Natural Gas Futures Contracts	31	Nov 2021	1,847,600	(105,462)
			$12,281,803	$(162,703)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,599,244	$—	$—	$12,599,244
U.S. Treasury Bills	—	2,771,985	—	2,771,985
Repurchase Agreements	—	5,844,802	—	5,844,802
Commodity Futures Contracts**	663,121	—	—	663,121
Currency Futures Contracts**	475,845	—	—	475,845
Equity Futures Contracts**	107,583	2,868	—	110,451
Interest Rate Futures Contracts**	55,057	40,988	—	96,045
Total Assets	$13,900,850	$8,660,643	$—	$22,561,493

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$337,335	$806	$—	$338,141
Commodity Futures Contracts**	328,789	—	—	328,789
Interest Rate Futures Contracts**	107,282	—	—	107,282
Currency Futures Contracts**	87,379	—	—	87,379
Total Liabilities	$860,785	$806	$—	$861,591

** This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,510,413	$2,638,408	$(1,200,000)	$19,979	$(15,201)	$4,953,599	198,223	$38,747
Guggenheim Strategy Fund III	5,614,498	763,972	(500,000)	3,281	5,539	5,887,290	234,180	64,614
Guggenheim Ultra Short Duration Fund — Institutional Class	2,594,622	766,588	(1,600,000)	4,745	(7,600)	1,758,355	176,365	16,726
	$11,719,533	$4,168,968	$(3,300,000)	$28,005	$(17,262)	$12,599,244		$120,087

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 46.1%
Technology - 10.9%
Nuance Communications, Inc.*,1	30,874	$1,699,305
Xilinx, Inc.*,1	9,242	1,395,449
Cloudera, Inc.*	54,264	866,596
Cornerstone OnDemand, Inc.*	14,946	855,808
Change Healthcare, Inc.*,1	36,682	768,121
Medallia, Inc.*	12,994	440,107
QAD, Inc. — Class A	4,928	430,658
Inovalon Holdings, Inc. — Class A*	10,478	422,159
ExOne Co.*	17,863	417,637
Five9, Inc.*	2,282	364,527
Magnachip Semiconductor Corp.*	5,407	96,028
Total Technology		7,756,395
Consumer, Non-cyclical - 10.6%
IHS Markit Ltd.[1]	13,091	1,526,672
Magellan Health, Inc.*,1	11,030	1,042,886
PPD, Inc.*,1	19,583	916,289
Soliton, Inc.*,2	40,469	823,949
CAI International, Inc.	14,712	822,548
Intersect ENT, Inc.*,1	23,678	644,041
Hill-Rom Holdings, Inc.	2,832	424,800
Sanderson Farms, Inc.	2,214	416,675
Kadmon Holdings, Inc.*	46,679	406,574
GreenSky, Inc. — Class A*	28,683	320,676
Trillium Therapeutics, Inc.*	12,296	215,918
Total Consumer, Non-cyclical		7,561,028
Financial - 8.6%
People's United Financial, Inc.[1]	48,387	845,321
VEREIT, Inc. REIT[1]	18,446	834,313
Athene Holding Ltd. — Class A*,1	11,013	758,465
MGM Growth Properties LLC — Class A REIT	16,551	633,903
CIT Group, Inc.	10,573	549,267
Flagstar Bancorp, Inc.[1]	9,355	475,047
Investors Bancorp, Inc.[1]	31,211	471,598
Columbia Property Trust, Inc. REIT	22,466	427,303
Great Western Bancorp, Inc.	10,324	338,008
Sterling Bancorp[1]	13,158	328,424
State Auto Financial Corp.	6,307	321,342
Retail Properties of America, Inc. — Class A REIT	9,319	120,029
Total Financial		6,103,020
Industrial - 7.9%
Kansas City Southern[1]	3,161	855,493
Coherent, Inc.*,1	3,364	841,303
Forterra, Inc.*,1	31,588	744,213
Welbilt, Inc.*,1	28,767	668,545
Raven Industries, Inc.*,1	11,183	644,253
Aerojet Rocketdyne Holdings, Inc.[1]	13,359	581,785
Lydall, Inc.*	7,093	440,404
Covanta Holding Corp.	21,338	429,321
Echo Global Logistics, Inc.*	8,951	427,052
Total Industrial		5,632,369
Basic Materials - 3.3%
Domtar Corp.*,1	16,682	909,837
Ferro Corp.*,1	30,260	615,488
Kraton Corp.*	9,514	434,219
Atotech Ltd.*	17,259	416,805
Total Basic Materials		2,376,349
Consumer, Cyclical - 2.4%
Sportsman's Warehouse Holdings, Inc.*,1	60,381	1,062,705
Golden Nugget Online Gaming, Inc.*,1	23,257	403,974
Veoneer, Inc.*	5,814	198,025
Total Consumer, Cyclical		1,664,704
Communications - 1.2%
Stamps.com, Inc.*	2,590	854,156
Utilities - 1.2%
PNM Resources, Inc.[1]	16,944	838,389
Total Common Stocks
(Cost $32,359,054)		32,786,410

MASTER LIMITED PARTNERSHIPS† - 0.4%
Energy - 0.4%
Enable Midstream Partners, LP	32,260	261,951
Total Master Limited Partnerships
(Cost $223,191)		261,951

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	42,200	–
Alexion Pharmaceuticals, Inc.*	34,843	–
Total Consumer, Non-cyclical		–
Financial - 0.0%
Mexico Equity and Income Fund, Inc.*	559	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 4.2%
Guggenheim Strategy Fund II3	56,383	1,409,011
Guggenheim Strategy Fund III[3]	38,895	977,811
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	59,731	595,515
Total Mutual Funds
(Cost $2,956,712)		2,982,337

CLOSED-END FUNDS† - 7.2%
Invesco Senior Income Trust	36,404	161,998
Nuveen Credit Strategies Income Fund	24,531	160,923
Western Asset Inflation-Linked Opportunities & Income Fund	11,971	159,095
PGIM High Yield Bond Fund, Inc.	9,782	158,860
Apollo Tactical Income Fund, Inc.	10,041	158,849
Saba Capital Income & Opportunities Fund	34,814	158,404
Nuveen New Jersey Quality Municipal Income Fund	10,228	157,818
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	12,555	157,189

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
CLOSED-END FUNDS† - 7.2% (continued)
PGIM Global High Yield Fund, Inc.	10,150	$156,310
Nuveen New York AMT-Free Quality Municipal Income Fund	11,237	155,408
Delaware Ivy High Income Opportunities Fund	11,300	154,471
Virtus AllianzGI Convertible & Income Fund II	29,637	153,816
General American Investors Company, Inc.	3,543	152,561
Gabelli Dividend & Income Trust	5,901	152,187
Adams Diversified Equity Fund, Inc.	7,666	151,787
Royce Value Trust, Inc.	8,419	151,710
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[2]	25,927	151,673
LMP Capital and Income Fund, Inc.	10,936	150,479
Royce Micro-Capital Trust, Inc.	13,169	150,390
CBRE Clarion Global Real Estate Income Fund	17,313	144,737
BlackRock California Municipal Income Trust	9,620	141,895
Nuveen Pennsylvania Quality Municipal Income Fund	8,848	130,862
Invesco Pennsylvania Value Municipal Income Trust	9,519	126,222
Nuveen Senior Income Fund	20,977	122,715
Gabelli Healthcare & WellnessRx Trust	8,272	109,273
BlackRock MuniYield California Fund, Inc.	7,062	107,272
Tri-Continental Corp.	3,210	107,150
Mexico Fund, Inc.	6,413	95,233
Invesco Trust for Investment Grade New York Municipals	6,741	91,003
Nuveen Real Estate Income Fund	6,205	65,897
Eaton Vance New York Municipal Bond Fund	5,156	63,244
Tortoise Power and Energy Infrastructure Fund, Inc.	4,737	62,718
Nuveen Tax-Advantaged Dividend Growth Fund	3,753	59,447
Nuveen Ohio Quality Municipal Income Fund	3,225	51,116
New Germany Fund, Inc.	2,533	50,027
First Trust Dynamic Europe Equity Income Fund	3,846	49,575
Gabelli Global Small and Mid Capital Value Trust	3,102	49,419
Korea Fund, Inc.	1,206	49,386
Western Asset Municipal Partners Fund, Inc.	2,889	45,271
Western Asset Inflation - Linked Securities & Income Fund	3,160	43,545
Delaware Investments Minnesota Municipal Income Fund II, Inc.	3,067	43,490
Swiss Helvetia Fund, Inc.	4,354	39,970
Sprott Focus Trust, Inc.	4,679	38,461
Western Asset Intermediate Muni Fund, Inc.	3,934	38,356
Herzfeld Caribbean Basin Fund, Inc.	5,841	33,352
New Ireland Fund, Inc.*	2,679	33,005
Neuberger Berman California Municipal Fund, Inc.	2,286	32,735
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	3,257	30,974
Aberdeen Japan Equity Fund, Inc.	2,704	26,364
Delaware Investments National Municipal Income Fund	1,808	25,485
Neuberger Berman New York Municipal Fund, Inc.[2]	1,807	23,735
DTF Tax-Free Income, Inc.	1,171	16,921
Miller/Howard High Dividend Fund	1,035	10,184
Royce Global Value Trust, Inc.*	646	9,981
Nuveen Tax-Advantaged Total Return Strategy Fund	889	9,877
Aberdeen Total Dynamic Dividend Fund	996	9,701
Aberdeen Global Dynamic Dividend Fund	834	9,691
Total Closed-End Funds
(Cost $4,977,133)		5,152,217

	Face Amount
U.S. TREASURY BILLS†† - 16.9%
U.S. Cash Management Bill
0.02% due 01/18/22[4,5]	$7,900,000	7,899,092
U.S. Treasury Bills
0.04% due 10/07/21[5,6]	4,128,000	4,127,977
Total U.S. Treasury Bills
(Cost $12,027,434)		12,027,069

REPURCHASE AGREEMENTS††,7 - 13.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	5,191,790	5,191,790
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	2,017,275	2,017,275
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	2,017,275	2,017,275
Total Repurchase Agreements
(Cost $9,226,340)		9,226,340

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[9]	669,381	669,381
Total Securities Lending Collateral
(Cost $669,381)		669,381
Total Investments - 88.7%
(Cost $62,439,245)		$63,105,705

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS SOLD SHORT† - (15.2)%
Consumer, Cyclical - (0.6)%
DraftKings, Inc. — Class A*	8,489	$(408,830)
Industrial - (1.1)%
II-VI, Inc.*	3,061	(181,701)
Canadian Pacific Railway Ltd.	9,116	(593,178)
Total Industrial		(774,879)
Consumer, Non-cyclical - (2.2)%
S&P Global, Inc.	3,715	(1,578,466)
Technology - (3.3)%
MKS Instruments, Inc.	953	(143,817)
Desktop Metal, Inc. — Class A*	27,688	(198,523)
Zoom Video Communications, Inc. — Class A*	1,263	(330,275)
Advanced Micro Devices, Inc.*	15,928	(1,638,991)
Total Technology		(2,311,606)
Financial - (8.0)%
Kite Realty Group Trust	5,722	(116,500)
Goldman Sachs Group, Inc.	860	(325,106)
Webster Financial Corp.	6,104	(332,424)
First Interstate BancSystem, Inc. — Class A	8,698	(350,181)
Citizens Financial Group, Inc.	9,270	(435,505)
New York Community Bancorp, Inc.	37,561	(483,410)
First Citizens BancShares, Inc. — Class A	656	(553,120)
VICI Properties, Inc.	22,609	(642,322)
Apollo Global Management, Inc.	12,654	(779,360)
Realty Income Corp.	13,004	(843,439)
M&T Bank Corp.	5,710	(852,731)
Total Financial		(5,714,098)
Total Common Stocks Sold Short
(Proceeds $10,175,004)		(10,787,879)

MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.4)%
Energy - (0.4)%
Energy Transfer, LP	27,760	(265,941)
Total Master Limited Partnerships Sold Short
(Proceeds $224,325)		(265,941)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.7)%
iShares Mortgage Real Estate ETF	70	(2,533)
SPDR Gold Shares — Class D*	34	(5,583)
iShares Preferred & Income Securities ETF	395	(15,330)
Utilities Select Sector SPDR Fund	255	(16,289)
iShares Agency Bond ETF	169	(20,023)
VanEck Vectors Gold Miners ETF	915	(26,965)
iShares 7-10 Year Treasury Bond ETF	243	(27,999)
Energy Select Sector SPDR Fund	670	(34,900)
iShares Core High Dividend ETF	393	(37,044)
Health Care Select Sector SPDR Fund	614	(78,162)
iShares Russell 1000 Growth ETF	301	(82,486)
iShares TIPS Bond ETF	855	(109,175)
SPDR Bloomberg Barclays Convertible Securities ETF	1,313	(112,065)
iShares iBoxx $ Investment Grade Corporate Bond ETF	996	(132,498)
VanEck High Yield Muni ETF	2,694	(168,321)
iShares U.S. Real Estate ETF	2,193	(224,541)
iShares Floating Rate Bond ETF	4,646	(236,203)
iShares National Muni Bond ETF	3,851	(447,371)
iShares Russell 2000 Index ETF	2,206	(482,563)
iShares Russell 1000 Value ETF	3,168	(495,824)
SPDR S&P 500 ETF Trust	1,282	(550,157)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	10,969	(565,671)
Invesco Senior Loan ETF	26,407	(583,859)
iShares iBoxx High Yield Corporate Bond ETF	11,935	(1,044,193)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,495,536)		(5,499,755)
Total Securities Sold Short - (23.3)%
(Proceeds $15,894,865)		$(16,553,575)
Other Assets & Liabilities, net - 34.6%		24,671,863
Total Net Assets - 100.0%		$71,223,993

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	43	Dec 2021	$2,596,340	$172,450
Natural Gas Futures Contracts	8	Oct 2021	466,080	135,720
Cotton #2 Futures Contracts	67	May 2022	3,445,475	97,587
Gasoline RBOB Futures Contracts	35	Nov 2021	3,162,852	80,954
Low Sulphur Gas Oil Futures Contracts	9	Nov 2021	604,800	62,085
Gasoline RBOB Futures Contracts	6	Oct 2021	551,578	56,534
NY Harbor ULSD Futures Contracts	6	Oct 2021	588,974	33,677
Brent Crude Futures Contracts	7	Oct 2021	548,030	24,558

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Soybean Oil Futures Contracts	13	Dec 2021	$457,860	$6,747
LME Primary Aluminum Futures Contracts	2	Nov 2021	142,838	3,239
WTI Crude Futures Contracts	6	Oct 2021	449,640	645
LME Zinc Futures Contracts	2	Nov 2021	149,588	(3,506)
LME Lead Futures Contracts	1	Nov 2021	52,513	(4,537)
Sugar #11 Futures Contracts	165	Jun 2022	3,509,352	(4,924)
Copper Futures Contracts	1	Dec 2021	102,625	(5,528)
LME Nickel Futures Contracts	1	Nov 2021	107,643	(10,663)
Live Cattle Futures Contracts	40	Dec 2021	2,014,000	(54,833)
Soybean Futures Contracts	12	Nov 2021	754,200	(58,566)
			$19,704,388	$531,639

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	113	Oct 2021	$2,593,350	$229,547
Tokyo Stock Price Index Futures Contracts	2	Dec 2021	362,560	9,042
FTSE 100 Index Futures Contracts	2	Dec 2021	189,764	4,690
Russell 2000 Index Mini Futures Contracts	1	Dec 2021	110,020	1,248
IBEX 35 Index Futures Contracts††	1	Oct 2021	101,482	538
Euro STOXX 50 Index Futures Contracts	3	Dec 2021	139,695	168
FTSE MIB Index Futures Contracts	1	Dec 2021	146,664	(1,119)
S&P 500 Index Mini Futures Contracts	1	Dec 2021	214,850	(2,477)
CAC 40 10 Euro Index Futures Contracts	2	Oct 2021	150,683	(4,277)
Amsterdam Index Futures Contracts	1	Oct 2021	177,850	(5,364)
Nikkei 225 (OSE) Index Futures Contracts	1	Dec 2021	263,541	(5,867)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2021	293,535	(6,597)
OMX Stockholm 30 Index Futures Contracts††	5	Oct 2021	127,191	(7,430)
SPI 200 Index Futures Contracts	3	Dec 2021	388,768	(10,218)
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2021	377,764	(11,897)
			$5,637,717	$189,987

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	28	Dec 2021	$5,514,041	$3,982
Euro - BTP Italian Government Bond Futures Contracts††	15	Dec 2021	2,641,682	802
Euro - OATS Futures Contracts	80	Dec 2021	15,384,615	(33,941)
			$23,540,338	$(29,157)

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	53	Dec 2021	$4,183,290	$13,682
Euro FX Futures Contracts	8	Dec 2021	1,159,900	(13,016)
British Pound Futures Contracts	50	Dec 2021	4,210,000	(73,638)
Japanese Yen Futures Contracts	52	Dec 2021	5,843,175	(74,148)
New Zealand Dollar Futures Contracts	67	Dec 2021	4,621,660	(116,696)
			$20,018,025	$(263,816)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	178	Dec 2021	$23,918,750	$465,586
Australian Dollar Futures Contracts	45	Dec 2021	3,253,050	100,210
			$27,171,800	$565,796

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	124	Dec 2021	$14,043,999	$87,336
U.S. Treasury 10 Year Note Futures Contracts	3	Dec 2021	395,203	(408)
Euro - 30 year Bond Futures Contracts	2	Dec 2021	471,919	(800)
U.S. Treasury Long Bond Futures Contracts	4	Dec 2021	638,125	(1,287)
U.S. Treasury Ultra Long Bond Futures Contracts	3	Dec 2021	574,781	(1,612)
Australian Government 10 Year Bond Futures Contracts	33	Dec 2021	3,375,607	(2,795)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
Long Gilt Futures Contracts††	47	Dec 2021	$7,944,170	$(17,723)
			$27,443,804	$62,711

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	81	Mar 2022	$2,081,700	$(182)
CBOE Volatility Index Futures Contracts	139	Feb 2022	3,509,750	(39,086)
CBOE Volatility Index Futures Contracts	85	Jan 2022	2,112,250	(57,346)
			$7,703,700	$(96,614)

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	69	Apr 2022	$3,699,780	$63,087
Soybean Meal Futures Contracts	24	Dec 2021	789,120	30,828
Cattle Feeder Futures Contracts	7	Jan 2022	541,975	7,744
Corn Futures Contracts	17	Dec 2021	456,875	7,611
Gold 100 oz. Futures Contracts	2	Dec 2021	351,300	4,714
Wheat Futures Contracts	11	Dec 2021	399,163	4,042
Silver Futures Contracts	2	Dec 2021	221,450	1,269
Sugar #11 Futures Contracts	7	Apr 2022	154,291	370
Cocoa Futures Contracts	1	Dec 2021	26,390	(1,943)
Hard Red Winter Wheat Futures Contracts	10	Dec 2021	365,750	(2,761)
Coffee 'C' Futures Contracts	3	Dec 2021	218,644	(8,278)
Sugar #11 Futures Contracts	87	Feb 2022	1,973,160	(30,861)
Cotton #2 Futures Contracts	44	Dec 2021	2,325,180	(82,639)
Gasoline RBOB Futures Contracts	36	Dec 2021	3,227,818	(86,578)
Natural Gas Futures Contracts	42	Nov 2021	2,503,200	(144,380)
			$17,254,096	$(237,775)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$17,275,515	$984,359

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	17,303,397	944,731

Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	12,085,535	357,194

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	12,308,398	345,529
						$58,972,845	$2,631,813

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$6,925,216	$74,878
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	6,925,148	71,440
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	17,173,779	(392,029)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	17,143,441	(402,538)
						$48,167,584	$(648,249)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Sun Communities, Inc.	3,984	4.26%	$165,508
AvalonBay Communities, Inc.	3,733	4.78%	140,497
Regency Centers Corp.	9,720	3.78%	130,309
Innovative Industrial Properties, Inc.	1,099	1.47%	127,302
Equity Residential	9,066	4.24%	102,110
Jones Lang LaSalle, Inc.	1,766	2.54%	101,722
Ryman Hospitality Properties, Inc.	5,525	2.68%	64,841
Alexandria Real Estate Equities, Inc.	2,672	2.96%	61,967
American Assets Trust, Inc.	11,071	2.40%	55,478
Ventas, Inc.	7,585	2.42%	52,491
CyrusOne, Inc.	8,334	3.72%	51,067
Gaming and Leisure Properties, Inc.	12,559	3.37%	50,826
DiamondRock Hospitality Co.	50,048	2.74%	42,913
MGM Growth Properties LLC — Class A	7,748	1.72%	38,756
Healthpeak Properties, Inc.	11,537	2.24%	38,398
Prologis, Inc.	2,125	1.54%	37,028
Invitation Homes, Inc.	11,488	2.55%	24,335
Brixmor Property Group, Inc.	27,741	3.55%	21,676
American Campus Communities, Inc.	10,693	3.00%	20,958
Boston Properties, Inc.	1,906	1.20%	17,083
Highwoods Properties, Inc.	5,159	1.31%	11,698
VICI Properties, Inc.	14,698	2.42%	9,188
National Storage Affiliates Trust	12,454	3.80%	7,672
Hudson Pacific Properties, Inc.	15,752	2.40%	(27)
Agree Realty Corp.	8,529	3.27%	(15,731)
Medical Properties Trust, Inc.	14,952	1.74%	(17,293)
Rexford Industrial Realty, Inc.	7,201	2.37%	(20,563)
Four Corners Property Trust, Inc.	19,602	3.05%	(21,600)
Acadia Realty Trust	30,624	3.62%	(26,367)
Xenia Hotels & Resorts, Inc.	36,371	3.73%	(36,109)
Americold Realty Trust	7,642	1.29%	(60,780)
Empire State Realty Trust, Inc. — Class A	45,790	2.66%	(68,357)
CareTrust REIT, Inc.	24,529	2.89%	(75,761)
Total Financial			1,031,235
Consumer, Cyclical
Hilton Grand Vacations, Inc.	8,240	2.27%	49,485
DR Horton, Inc.	2,442	1.19%	(8,209)
Lennar Corp. — Class A	2,139	1.16%	(8,329)
Marriott Vacations Worldwide Corp.	2,131	1.94%	(28,573)
PulteGroup, Inc.	6,509	1.73%	(51,250)
Total Consumer, Cyclical			(46,876)
Total MS Equity Market Neutral Long Custom Basket			$984,359

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	22,912	(4.00)%	$144,675
LTC Properties, Inc.	12,247	(2.26)%	111,660
National Health Investors, Inc.	3,240	(1.01)%	55,090
Broadstone Net Lease, Inc.	15,304	(2.21)%	42,965
Realty Income Corp.	16,001	(6.05)%	36,158
Office Properties Income Trust	16,260	(2.40)%	35,849
Urban Edge Properties	27,485	(2.93)%	30,165
American Finance Trust, Inc.	26,094	(1.22)%	28,426
STORE Capital Corp.	25,414	(4.74)%	25,583
Equity Commonwealth	8,024	(1.21)%	19,517
Sunstone Hotel Investors, Inc.	33,305	(2.32)%	16,776
Douglas Emmett, Inc.	12,988	(2.39)%	9,614
Healthcare Realty Trust, Inc.	13,967	(2.42)%	7,893
Easterly Government Properties, Inc.	9,895	(1.19)%	6,469
Digital Realty Trust, Inc.	2,887	(2.43)%	(1,520)
Corporate Office Properties Trust	15,157	(2.38)%	(2,541)
RLJ Lodging Trust	44,916	(3.89)%	(4,623)
Host Hotels & Resorts, Inc.	19,881	(1.89)%	(7,785)
Industrial Logistics Properties Trust	9,410	(1.39)%	(13,814)
Cousins Properties, Inc.	15,623	(3.39)%	(26,671)
Federal Realty Investment Trust	4,491	(3.09)%	(45,563)
Camden Property Trust	3,945	(3.39)%	(48,814)
SITE Centers Corp.	35,186	(3.16)%	(49,256)
Apple Hospitality REIT, Inc.	54,610	(5.00)%	(52,385)
CubeSmart	9,327	(2.63)%	(55,810)
Washington Real Estate Investment Trust	19,925	(2.87)%	(57,249)
Apartment Income REIT Corp.	14,915	(4.24)%	(57,781)
STAG Industrial, Inc.	12,135	(2.77)%	(60,774)
Essential Properties Realty Trust, Inc.	24,511	(3.98)%	(92,933)
Independence Realty Trust, Inc.	33,845	(4.01)%	(152,956)
Mid-America Apartment Communities, Inc.	5,510	(5.99)%	(216,914)
Total Financial			(376,549)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Exchange-Traded Funds
Vanguard Real Estate ETF	12,058	(7.15)%	$(15,480)
Total MS Equity Market Neutral Short Custom Basket			$(392,029)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
AvalonBay Communities, Inc.	3,733	4.79%	$140,495
Sun Communities, Inc.	3,984	4.27%	133,950
Regency Centers Corp.	9,720	3.78%	130,407
Innovative Industrial Properties, Inc.	1,099	1.47%	128,226
Jones Lang LaSalle, Inc.	1,766	2.53%	102,798
Equity Residential	9,066	4.25%	101,963
Ryman Hospitality Properties, Inc.	5,525	2.67%	66,473
Alexandria Real Estate Equities, Inc.	2,672	2.95%	62,171
American Assets Trust, Inc.	11,071	2.39%	55,883
Ventas, Inc.	7,585	2.42%	53,430
CyrusOne, Inc.	8,334	3.73%	51,614
Gaming and Leisure Properties, Inc.	12,559	3.36%	50,595
DiamondRock Hospitality Co.	50,048	2.73%	41,482
MGM Growth Properties LLC — Class A	7,748	1.71%	38,824
Prologis, Inc.	2,125	1.54%	36,885
Healthpeak Properties, Inc.	11,537	2.23%	25,564
Invitation Homes, Inc.	11,488	2.54%	24,683
Brixmor Property Group, Inc.	27,741	3.54%	23,095
American Campus Communities, Inc.	10,693	2.99%	19,015
Boston Properties, Inc.	1,906	1.19%	16,963
Highwoods Properties, Inc.	5,159	1.31%	11,567
VICI Properties, Inc.	14,698	2.41%	9,011
National Storage Affiliates Trust	12,982	3.97%	7,679
Hudson Pacific Properties, Inc.	15,752	2.39%	355
Agree Realty Corp.	8,529	3.26%	(16,846)
Medical Properties Trust, Inc.	14,952	1.73%	(17,387)
Four Corners Property Trust, Inc.	19,602	3.04%	(19,124)
Rexford Industrial Realty, Inc.	7,201	2.36%	(21,059)
Acadia Realty Trust	30,624	3.61%	(25,797)
Xenia Hotels & Resorts, Inc.	36,371	3.74%	(37,480)
Americold Realty Trust	7,642	1.28%	(60,756)
Empire State Realty Trust, Inc. — Class A	45,790	2.65%	(71,131)
CareTrust REIT, Inc.	24,529	2.88%	(73,375)
Total Financial			990,173
Consumer, Cyclical
Hilton Grand Vacations, Inc.	8,240	2.27%	49,945
Lennar Corp. — Class A	2,139	1.16%	(8,121)
DR Horton, Inc.	2,442	1.19%	(8,600)
Marriott Vacations Worldwide Corp.	2,131	1.94%	(27,610)
PulteGroup, Inc.	6,509	1.73%	(51,056)
Total Consumer, Cyclical			(45,442)
Total GS Equity Market Neutral Long Custom Basket			$944,731

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	22,912	(4.01)%	$146,881
LTC Properties, Inc.	12,247	(2.26)%	111,136
National Health Investors, Inc.	3,240	(1.01)%	55,094
Office Properties Income Trust	16,260	(2.40)%	37,943
Broadstone Net Lease, Inc.	14,094	(2.04)%	35,884
Realty Income Corp.	16,001	(6.05)%	32,576
Urban Edge Properties	27,485	(2.94)%	30,549
American Finance Trust, Inc.	26,094	(1.22)%	28,691
STORE Capital Corp.	25,414	(4.75)%	24,844
Equity Commonwealth	8,024	(1.22)%	19,562
Sunstone Hotel Investors, Inc.	33,305	(2.32)%	15,937
Douglas Emmett, Inc.	12,988	(2.39)%	10,512
Healthcare Realty Trust, Inc.	13,967	(2.43)%	6,650
Easterly Government Properties, Inc.	9,895	(1.19)%	6,322
Digital Realty Trust, Inc.	2,887	(2.43)%	(2,024)
RLJ Lodging Trust	44,894	(3.89)%	(2,233)
Corporate Office Properties Trust	15,157	(2.39)%	(3,557)
Host Hotels & Resorts, Inc.	19,881	(1.89)%	(7,495)
Industrial Logistics Properties Trust	9,410	(1.39)%	(14,059)
Cousins Properties, Inc.	15,623	(3.40)%	(26,587)
Federal Realty Investment Trust	4,491	(3.09)%	(45,394)
Camden Property Trust	3,945	(3.39)%	(48,841)
Apple Hospitality REIT, Inc.	54,610	(5.01)%	(49,857)
SITE Centers Corp.	35,186	(3.17)%	(50,273)
CubeSmart	9,327	(2.64)%	(57,844)
Apartment Income REIT Corp.	14,915	(4.25)%	(58,246)
Washington Real Estate Investment Trust	19,925	(2.88)%	(58,607)
STAG Industrial, Inc.	12,135	(2.78)%	(61,584)
Essential Properties Realty Trust, Inc.	24,511	(3.99)%	(94,868)
Independence Realty Trust, Inc.	33,845	(4.02)%	(148,875)
Mid-America Apartment Communities, Inc.	5,510	(6.00)%	(217,984)
Total Financial			(385,747)
Exchange-Traded Funds
Vanguard Real Estate ETF	12,058	(7.16)%	(16,791)
Total GS Equity Market Neutral Short Custom Basket			$(402,538)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Waters Corp.	98	0.32%	$17,137
AGCO Corp.	247	0.25%	15,547
Watts Water Technologies, Inc. — Class A	584	0.81%	14,900
Acuity Brands, Inc.	191	0.27%	13,735
Owens Corning	624	0.44%	13,630
Snap-on, Inc.	577	1.00%	13,554
Vishay Intertechnology, Inc.	3,401	0.57%	13,142
Lincoln Electric Holdings, Inc.	319	0.34%	12,028
Timken Co.	584	0.32%	9,972
Oshkosh Corp.	344	0.29%	9,537
Pentair plc	433	0.26%	1,874
Keysight Technologies, Inc.	421	0.57%	919
Louisiana-Pacific Corp.	706	0.36%	425
3M Co.	283	0.41%	(102)
Albany International Corp. — Class A	436	0.28%	(229)
Sanmina Corp.	818	0.26%	(874)
Mueller Industries, Inc.	1,026	0.35%	(1,833)
OSI Systems, Inc.	732	0.57%	(2,383)
Sturm Ruger & Company, Inc.	1,438	0.88%	(4,204)
Huntington Ingalls Industries, Inc.	459	0.73%	(5,014)
Hillenbrand, Inc.	746	0.26%	(5,271)
Boise Cascade Co.	875	0.39%	(6,219)
Donaldson Company, Inc.	1,694	0.80%	(6,267)
A O Smith Corp.	753	0.38%	(6,285)
Toro Co.	1,210	0.98%	(10,581)
Eagle Materials, Inc.	565	0.61%	(11,186)
Worthington Industries, Inc.	1,830	0.80%	(11,562)
MDU Resources Group, Inc.	3,775	0.93%	(13,876)
Total Industrial			50,514
Financial
Synchrony Financial	2,730	1.10%	24,746
Allstate Corp.	573	0.60%	18,859
Houlihan Lokey, Inc.	746	0.57%	9,463
Jefferies Financial Group, Inc.	1,106	0.34%	5,536
Raymond James Financial, Inc.	1,187	0.91%	4,802
Stewart Information Services Corp.	1,684	0.88%	3,372
Janus Henderson Group plc	1,206	0.41%	2,791
MGIC Investment Corp.	2,204	0.27%	1,034
First American Financial Corp.	539	0.30%	672
Enstar Group Ltd.	578	1.12%	666
Brandywine Realty Trust	4,706	0.52%	251
Federated Hermes, Inc. — Class B	1,611	0.43%	243
Markel Corp.	34	0.34%	(370)
Discover Financial Services	588	0.60%	(492)
Radian Group, Inc.	2,198	0.41%	(650)
Everest Re Group Ltd.	210	0.44%	(822)
Industrial Logistics Properties Trust	946	0.20%	(1,413)
Safety Insurance Group, Inc.	1,627	1.07%	(1,425)
Arch Capital Group Ltd.	1,622	0.51%	(1,631)
SEI Investments Co.	784	0.38%	(2,062)
Artisan Partners Asset Management, Inc. — Class A	589	0.24%	(2,873)
Piper Sandler Cos.	550	0.63%	(2,956)
Interactive Brokers Group, Inc. — Class A	1,084	0.56%	(3,047)
Affiliated Managers Group, Inc.	342	0.43%	(3,730)
OneMain Holdings, Inc.	1,427	0.65%	(3,756)
BankUnited, Inc.	1,772	0.61%	(4,699)
Essent Group Ltd.	1,365	0.50%	(4,724)
AMERISAFE, Inc.	1,715	0.80%	(4,889)
Evercore, Inc. — Class A	862	0.95%	(5,877)
Hanover Insurance Group, Inc.	853	0.91%	(8,227)
Mercury General Corp.	2,262	1.04%	(9,460)
Old Republic International Corp.	5,143	0.98%	(14,915)
Total Financial			(5,583)
Consumer, Non-cyclical
United Therapeutics Corp.	388	0.59%	23,228
Innoviva, Inc.	8,508	1.18%	21,421
Eagle Pharmaceuticals, Inc.	1,753	0.81%	19,440
H&R Block, Inc.	5,037	1.04%	17,430
Bio-Rad Laboratories, Inc. — Class A	116	0.72%	16,889
Prestige Consumer Healthcare, Inc.	1,168	0.54%	15,897
McKesson Corp.	212	0.35%	14,157
Molson Coors Beverage Co. — Class B	933	0.36%	10,682
Gilead Sciences, Inc.	1,823	1.05%	9,196
Blueprint Medicines Corp.	578	0.49%	8,475
Regeneron Pharmaceuticals, Inc.	63	0.32%	8,355
Enanta Pharmaceuticals, Inc.	551	0.26%	8,230
Pfizer, Inc.	872	0.31%	7,602
Coherus Biosciences, Inc.	4,308	0.57%	5,623
PerkinElmer, Inc.	359	0.51%	3,925
Vector Group Ltd.	2,552	0.27%	2,638
Hologic, Inc.	1,285	0.78%	1,639
Amgen, Inc.	430	0.76%	514
Quest Diagnostics, Inc.	831	1.00%	158
Merck & Company, Inc.	932	0.58%	(546)
EVERTEC, Inc.	2,173	0.82%	(1,460)
Vanda Pharmaceuticals, Inc.	3,928	0.56%	(1,566)
Sage Therapeutics, Inc.	713	0.26%	(1,760)
Grand Canyon Education, Inc.	372	0.27%	(1,925)
Bruker Corp.	446	0.29%	(1,986)
Exelixis, Inc.	2,024	0.35%	(2,007)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Perdoceo Education Corp.	8,516	0.74%	$(2,368)
Vertex Pharmaceuticals, Inc.	199	0.30%	(2,811)
Amphastar Pharmaceuticals, Inc.	2,610	0.41%	(3,186)
Laboratory Corporation of America Holdings	138	0.32%	(3,236)
John B Sanfilippo & Son, Inc.	1,545	1.04%	(3,611)
Corcept Therapeutics, Inc.	3,008	0.49%	(6,086)
USANA Health Sciences, Inc.	1,136	0.87%	(7,281)
Bristol-Myers Squibb Co.	1,994	0.98%	(9,084)
Philip Morris International, Inc.	878	0.69%	(9,382)
Incyte Corp.	818	0.47%	(9,440)
Herbalife Nutrition Ltd.	1,230	0.43%	(11,958)
Total Consumer, Non-cyclical			115,806
Utilities
UGI Corp.	2,610	0.92%	16,864
IDACORP, Inc.	1,145	0.98%	10,746
Public Service Enterprise Group, Inc.	938	0.47%	8,945
Southern Co.	931	0.48%	6,134
American States Water Co.	1,213	0.86%	3,923
DTE Energy Co.	728	0.67%	825
Sempra Energy	295	0.31%	434
Chesapeake Utilities Corp.	930	0.92%	(800)
CMS Energy Corp.	1,629	0.81%	(1,029)
National Fuel Gas Co.	2,516	1.09%	(1,811)
MGE Energy, Inc.	1,509	0.92%	(4,352)
Total Utilities			39,879
Consumer, Cyclical
AutoZone, Inc.	80	1.12%	37,345
Gentherm, Inc.	696	0.47%	30,990
AutoNation, Inc.	737	0.74%	30,465
Gentex Corp.	4,244	1.16%	17,446
Brunswick Corp.	920	0.73%	12,959
Cummins, Inc.	489	0.91%	8,084
Dick's Sporting Goods, Inc.	526	0.52%	7,562
MSC Industrial Direct Company, Inc. — Class A	792	0.53%	2,742
Yum! Brands, Inc.	959	0.97%	2,682
NVR, Inc.	8	0.32%	886
Sleep Number Corp.	542	0.42%	731
Dolby Laboratories, Inc. — Class A	843	0.61%	(174)
MarineMax, Inc.	601	0.24%	(235)
Buckle, Inc.	1,995	0.65%	(615)
Williams-Sonoma, Inc.	159	0.23%	(663)
Zumiez, Inc.	1,094	0.36%	(1,444)
Tri Pointe Homes, Inc.	1,328	0.23%	(1,473)
Polaris, Inc.	634	0.63%	(2,825)
WW Grainger, Inc.	91	0.30%	(2,960)
Jack in the Box, Inc.	334	0.27%	(3,780)
Carter's, Inc.	637	0.51%	(3,926)
Big Lots, Inc.	1,021	0.37%	(4,641)
Autoliv, Inc.	808	0.57%	(4,889)
Acushnet Holdings Corp.	1,478	0.57%	(5,075)
Whirlpool Corp.	380	0.64%	(8,479)
Allison Transmission Holdings, Inc.	2,785	0.81%	(8,594)
Hibbett, Inc.	474	0.28%	(12,969)
Foot Locker, Inc.	1,166	0.44%	(13,865)
Total Consumer, Cyclical			75,285
Communications
Viavi Solutions, Inc.	7,758	1.01%	22,628
Cisco Systems, Inc.	2,215	1.00%	9,943
TEGNA, Inc.	3,624	0.59%	8,148
Juniper Networks, Inc.	2,068	0.47%	7,277
Ciena Corp.	545	0.23%	5,294
Omnicom Group, Inc.	1,774	1.06%	4,187
VeriSign, Inc.	224	0.38%	2,859
Fox Corp. — Class A	790	0.26%	1,794
F5 Networks, Inc.	216	0.36%	1,486
Nexstar Media Group, Inc. — Class A	282	0.35%	(327)
InterDigital, Inc.	758	0.43%	(1,035)
Arista Networks, Inc.	107	0.30%	(2,182)
Yelp, Inc. — Class A	1,512	0.47%	(2,833)
World Wrestling Entertainment, Inc. — Class A	738	0.34%	(3,221)
Cogent Communications Holdings, Inc.	741	0.43%	(4,238)
Telephone & Data Systems, Inc.	1,612	0.26%	(6,702)
Total Communications			43,078
Technology
NetApp, Inc.	1,250	0.93%	22,424
Seagate Technology Holdings plc	597	0.41%	19,845
Texas Instruments, Inc.	205	0.33%	14,591
HP, Inc.	2,378	0.54%	13,036
CSG Systems International, Inc.	2,700	1.08%	7,642
Cirrus Logic, Inc.	1,423	0.97%	5,827
Progress Software Corp.	2,585	1.05%	5,350
ExlService Holdings, Inc.	259	0.26%	4,658
Rambus, Inc.	5,216	0.96%	1,559
Lumentum Holdings, Inc.	703	0.49%	(155)
Intel Corp.	1,028	0.45%	(332)
CommVault Systems, Inc.	328	0.20%	(2,890)
Oracle Corp.	963	0.69%	(2,927)
Dropbox, Inc. — Class A	1,422	0.34%	(4,529)
Xperi Holding Corp.	2,344	0.37%	(4,997)
Qorvo, Inc.	369	0.51%	(7,338)
Kulicke & Soffa Industries, Inc.	557	0.27%	(8,436)
Total Technology			63,328
Energy
Equitrans Midstream Corp.	3,589	0.30%	2,420
Antero Midstream Corp.	3,159	0.27%	(439)
Total Energy			1,981
Basic Materials
NewMarket Corp.	159	0.45%	460
Royal Gold, Inc.	236	0.19%	(4,243)
Ingevity Corp.	416	0.25%	(5,102)
Reliance Steel & Aluminum Co.	280	0.33%	(8,524)
Nucor Corp.	589	0.48%	(9,685)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Basic Materials			$(27,094)
Total GS Long/Short Equity Long Custom Basket			$357,194

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	3,516	(1.47)%	$31,680
Digital Realty Trust, Inc.	747	(1.56)%	11,966
JBG SMITH Properties	2,565	(1.10)%	8,292
Safehold, Inc.	559	(0.58)%	7,375
Crown Castle International Corp.	198	(0.50)%	4,143
Equitable Holdings, Inc.	1,978	(0.85)%	2,973
Ventas, Inc.	583	(0.46)%	2,739
CyrusOne, Inc.	796	(0.89)%	2,612
Healthpeak Properties, Inc.	2,222	(1.07)%	2,021
Apartment Income REIT Corp.	507	(0.36)%	1,587
State Street Corp.	1,423	(1.74)%	1,249
Welltower, Inc.	1,504	(1.79)%	890
Host Hotels & Resorts, Inc.	7,989	(1.88)%	749
Alexandria Real Estate Equities, Inc.	428	(1.18)%	684
Lincoln National Corp.	912	(0.91)%	(827)
Wells Fargo & Co.	950	(0.64)%	(841)
Howard Hughes Corp.	704	(0.89)%	(876)
Outfront Media, Inc.	2,313	(0.84)%	(1,837)
Sunstone Hotel Investors, Inc.	7,760	(1.34)%	(2,019)
Pebblebrook Hotel Trust	2,806	(0.91)%	(2,180)
Bank of America Corp.	3,216	(1.97)%	(2,250)
Apple Hospitality REIT, Inc.	2,459	(0.56)%	(2,348)
JPMorgan Chase & Co.	822	(1.94)%	(3,432)
Comerica, Inc.	616	(0.72)%	(4,102)
Rayonier, Inc.	1,609	(0.83)%	(5,374)
Equinix, Inc.	151	(1.72)%	(6,205)
UDR, Inc.	2,131	(1.63)%	(6,644)
Western Alliance Bancorporation	640	(1.01)%	(7,124)
First Republic Bank	376	(1.05)%	(7,448)
Rexford Industrial Realty, Inc.	1,359	(1.11)%	(13,648)
Sun Communities, Inc.	616	(1.65)%	(26,114)
Total Financial			(14,309)
Consumer, Non-cyclical
Teladoc Health, Inc.	615	(1.13)%	10,862
ManpowerGroup, Inc.	784	(1.23)%	9,898
Brink's Co.	472	(0.43)%	6,058
CoStar Group, Inc.	1,513	(1.88)%	1,658
Guardant Health, Inc.	627	(1.13)%	1,185
Sysco Corp.	488	(0.55)%	(485)
Total Consumer, Non-cyclical			29,176
Energy
Schlumberger N.V.	2,457	(1.05)%	13,138
Sunrun, Inc.	741	(0.47)%	1,292
NOV, Inc.	1,992	(0.38)%	1,187
Helmerich & Payne, Inc.	974	(0.39)%	(616)
Phillips 66	1,887	(1.91)%	(1,559)
Hess Corp.	412	(0.46)%	(3,436)
Pioneer Natural Resources Co.	881	(2.12)%	(5,052)
Patterson-UTI Energy, Inc.	5,418	(0.70)%	(6,743)
Valero Energy Corp.	2,023	(2.06)%	(12,784)
Devon Energy Corp.	1,297	(0.67)%	(13,327)
Range Resources Corp.	2,708	(0.88)%	(14,300)
Diamondback Energy, Inc.	734	(1.00)%	(14,524)
Halliburton Co.	5,950	(1.86)%	(15,733)
Total Energy			(72,457)
Technology
Clarivate plc	2,905	(0.92)%	15,343
Coupa Software, Inc.	229	(0.72)%	10,772
DocuSign, Inc.	112	(0.42)%	5,813
Twilio, Inc. — Class A	84	(0.39)%	4,015
Splunk, Inc.	293	(0.61)%	3,988
Everbridge, Inc.	230	(0.50)%	3,538
KBR, Inc.	3,299	(1.88)%	1,984
Zscaler, Inc.	137	(0.52)%	(128)
Smartsheet, Inc. — Class A	391	(0.39)%	(884)
Ceridian HCM Holding, Inc.	386	(0.63)%	(8,922)
Total Technology			35,519
Utilities
ONE Gas, Inc.	1,457	(1.33)%	20,383
Atmos Energy Corp.	1,342	(1.71)%	16,713
Edison International	2,231	(1.79)%	5,258
CenterPoint Energy, Inc.	1,395	(0.50)%	1,774
Total Utilities			44,128
Industrial
Stericycle, Inc.	1,872	(1.84)%	10,926
Jacobs Engineering Group, Inc.	968	(1.85)%	7,216
US Ecology, Inc.	1,098	(0.51)%	6,312
Boeing Co.	501	(1.59)%	4,318
Harsco Corp.	3,110	(0.76)%	3,848
TransDigm Group, Inc.	73	(0.66)%	620
General Electric Co.	311	(0.46)%	(376)
Tetra Tech, Inc.	331	(0.71)%	(6,095)
Waste Management, Inc.	847	(1.83)%	(10,456)
Republic Services, Inc. — Class A	1,046	(1.81)%	(11,438)
Casella Waste Systems, Inc. — Class A	1,501	(1.65)%	(25,527)
Total Industrial			(20,652)
Communications
Okta, Inc.	295	(1.01)%	7,118
Uber Technologies, Inc.	1,562	(1.01)%	4,203
Chewy, Inc. — Class A	350	(0.34)%	3,054
Anaplan, Inc.	598	(0.53)%	1,001
Lyft, Inc. — Class A	1,214	(0.94)%	(6,964)
Total Communications			8,412
Consumer, Cyclical
United Airlines Holdings, Inc.	2,821	(1.93)%	15,743
JetBlue Airways Corp.	7,387	(1.63)%	14,482
Freshpet, Inc.	399	(0.82)%	7,415
Delta Air Lines, Inc.	3,231	(1.99)%	6,593
DraftKings, Inc. — Class A	519	(0.36)%	6,468
Alaska Air Group, Inc.	1,566	(1.33)%	5,736
Southwest Airlines Co.	2,128	(1.58)%	5,578

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Spirit Airlines, Inc.	1,714	(0.64)%	$3,053
American Airlines Group, Inc.	6,675	(1.98)%	(7,505)
Royal Caribbean Cruises Ltd.	783	(1.01)%	(7,728)
Total Consumer, Cyclical			49,835
Basic Materials
International Flavors & Fragrances, Inc.	768	(1.47)%	11,788
Total GS Long/Short Equity Short Custom Basket			$71,440

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Waters Corp.	98	0.31%	$17,143
AGCO Corp.	247	0.28%	15,562
Watts Water Technologies, Inc. — Class A	584	0.80%	14,851
Snap-on, Inc.	577	0.98%	13,875
Acuity Brands, Inc.	191	0.27%	13,690
Owens Corning	624	0.43%	13,616
Vishay Intertechnology, Inc.	3,401	0.56%	13,237
Lincoln Electric Holdings, Inc.	319	0.33%	12,102
Oshkosh Corp.	344	0.29%	10,739
Timken Co.	584	0.31%	9,961
Pentair plc	433	0.26%	1,898
Keysight Technologies, Inc.	421	0.56%	916
Louisiana-Pacific Corp.	706	0.35%	437
3M Co.	283	0.40%	(103)
Albany International Corp. — Class A	436	0.27%	(221)
Sanmina Corp.	818	0.26%	(862)
Mueller Industries, Inc.	1,026	0.34%	(1,810)
OSI Systems, Inc.	732	0.56%	(2,359)
Sturm Ruger & Company, Inc.	1,438	0.86%	(4,181)
Huntington Ingalls Industries, Inc.	459	0.72%	(4,965)
Hillenbrand, Inc.	746	0.26%	(5,269)
Boise Cascade Co.	875	0.38%	(6,099)
Donaldson Company, Inc.	1,694	0.79%	(6,190)
A O Smith Corp.	753	0.37%	(6,257)
Toro Co.	1,210	0.96%	(10,421)
Eagle Materials, Inc.	565	0.60%	(11,046)
Worthington Industries, Inc.	1,830	0.78%	(11,371)
MDU Resources Group, Inc.	3,775	0.91%	(13,864)
Total Industrial			53,009
Financial
Synchrony Financial	2,730	1.08%	24,784
Allstate Corp.	573	0.59%	18,849
Houlihan Lokey, Inc.	746	0.56%	9,314
Jefferies Financial Group, Inc.	1,106	0.33%	5,643
Raymond James Financial, Inc.	1,187	0.89%	4,910
Stewart Information Services Corp.	1,684	0.87%	3,362
Janus Henderson Group plc	1,206	0.40%	2,777
MGIC Investment Corp.	2,204	0.27%	1,148
First American Financial Corp.	539	0.29%	655
Brandywine Realty Trust	4,706	0.51%	229
Federated Hermes, Inc. — Class B	1,611	0.43%	118
Enstar Group Ltd.	503	0.96%	(60)
Markel Corp.	34	0.33%	(325)
Discover Financial Services	588	0.59%	(410)
Radian Group, Inc.	2,198	0.41%	(550)
Everest Re Group Ltd.	210	0.43%	(807)
Industrial Logistics Properties Trust	946	0.20%	(1,424)
Safety Insurance Group, Inc.	1,627	1.05%	(1,450)
Arch Capital Group Ltd.	1,622	0.50%	(1,593)
SEI Investments Co.	784	0.38%	(2,062)
Artisan Partners Asset Management, Inc. — Class A	589	0.23%	(2,876)
Interactive Brokers Group, Inc. — Class A	1,084	0.55%	(2,979)
Piper Sandler Cos.	550	0.62%	(2,992)
Affiliated Managers Group, Inc.	342	0.42%	(3,680)
OneMain Holdings, Inc.	1,427	0.64%	(3,685)
BankUnited, Inc.	1,772	0.60%	(4,495)
Essent Group Ltd.	1,365	0.49%	(4,551)
AMERISAFE, Inc.	1,715	0.78%	(4,863)
Evercore, Inc. — Class A	862	0.94%	(5,747)
Hanover Insurance Group, Inc.	853	0.90%	(8,231)
Mercury General Corp.	2,262	1.02%	(9,233)
Old Republic International Corp.	5,143	0.97%	(14,903)
Goldman Sachs Group, Inc.	636	1.95%	(21,361)
Total Financial			(26,488)
Consumer, Cyclical
AutoZone, Inc.	80	1.10%	37,269
Gentherm, Inc.	696	0.46%	30,972
AutoNation, Inc.	737	0.73%	30,493
Gentex Corp.	4,244	1.14%	17,459
Brunswick Corp.	920	0.71%	12,975
Cummins, Inc.	489	0.89%	8,038
Dick's Sporting Goods, Inc.	526	0.51%	7,598
MSC Industrial Direct Company, Inc. — Class A	792	0.52%	2,778
Yum! Brands, Inc.	959	0.95%	2,643
NVR, Inc.	8	0.31%	891
Sleep Number Corp.	542	0.41%	697
MarineMax, Inc.	601	0.24%	(209)
Dolby Laboratories, Inc. — Class A	843	0.60%	(213)
Buckle, Inc.	1,995	0.64%	(472)
Williams-Sonoma, Inc.	159	0.23%	(639)
Zumiez, Inc.	1,094	0.35%	(891)
Tri Pointe Homes, Inc.	1,328	0.23%	(1,423)
Polaris, Inc.	634	0.62%	(2,858)
WW Grainger, Inc.	91	0.29%	(3,018)
Carter's, Inc.	637	0.50%	(3,942)
Jack in the Box, Inc.	334	0.26%	(3,981)
Big Lots, Inc.	1,021	0.36%	(4,454)
Autoliv, Inc.	808	0.56%	(4,828)
Acushnet Holdings Corp.	1,478	0.56%	(5,107)
Allison Transmission Holdings, Inc.	2,785	0.80%	(8,278)
Whirlpool Corp.	380	0.63%	(8,501)
Hibbett, Inc.	474	0.27%	(12,917)
Foot Locker, Inc.	1,166	0.43%	(13,850)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Consumer, Cyclical			$76,232
Consumer, Non-cyclical
United Therapeutics Corp.	388	0.58%	23,249
Innoviva, Inc.	8,508	1.16%	21,424
Eagle Pharmaceuticals, Inc.	1,753	0.79%	20,034
McKesson Corp.	212	0.34%	17,566
H&R Block, Inc.	5,037	1.02%	17,509
Bio-Rad Laboratories, Inc. — Class A	116	0.70%	16,942
Prestige Consumer Healthcare, Inc.	1,168	0.53%	15,928
Molson Coors Beverage Co. — Class B	933	0.35%	10,711
Gilead Sciences, Inc.	1,823	1.03%	9,404
Pfizer, Inc.	872	0.30%	8,601
Blueprint Medicines Corp.	578	0.48%	8,456
Regeneron Pharmaceuticals, Inc.	63	0.31%	8,349
Enanta Pharmaceuticals, Inc.	551	0.25%	8,224
Coherus Biosciences, Inc.	4,308	0.56%	5,548
PerkinElmer, Inc.	359	0.51%	3,916
Vector Group Ltd.	2,552	0.26%	2,649
Hologic, Inc.	1,285	0.77%	1,639
Quest Diagnostics, Inc.	831	0.98%	56
Merck & Company, Inc.	932	0.57%	(601)
Amgen, Inc.	430	0.74%	(650)
EVERTEC, Inc.	2,173	0.81%	(1,300)
Vanda Pharmaceuticals, Inc.	3,928	0.55%	(1,502)
Sage Therapeutics, Inc.	713	0.26%	(1,519)
Grand Canyon Education, Inc.	372	0.27%	(1,939)
Bruker Corp.	446	0.28%	(1,989)
Exelixis, Inc.	2,024	0.35%	(2,023)
Perdoceo Education Corp.	8,516	0.73%	(2,249)
Vertex Pharmaceuticals, Inc.	199	0.29%	(2,967)
Amphastar Pharmaceuticals, Inc.	2,610	0.40%	(3,136)
Laboratory Corporation of America Holdings	138	0.32%	(3,363)
John B Sanfilippo & Son, Inc.	1,545	1.03%	(3,664)
Corcept Therapeutics, Inc.	3,008	0.48%	(5,926)
USANA Health Sciences, Inc.	1,136	0.85%	(7,291)
Bristol-Myers Squibb Co.	1,994	0.96%	(9,138)
Incyte Corp.	818	0.46%	(9,420)
Philip Morris International, Inc.	878	0.68%	(9,492)
Herbalife Nutrition Ltd.	1,230	0.42%	(12,033)
Total Consumer, Non-cyclical			120,003
Utilities
UGI Corp.	2,610	0.90%	16,944
IDACORP, Inc.	1,145	0.96%	10,658
Public Service Enterprise Group, Inc.	938	0.46%	8,938
Southern Co.	931	0.47%	6,315
American States Water Co.	1,213	0.84%	4,039
DTE Energy Co.	728	0.66%	678
Sempra Energy	295	0.30%	447
Chesapeake Utilities Corp.	930	0.91%	(646)
CMS Energy Corp.	1,629	0.79%	(1,291)
National Fuel Gas Co.	2,516	1.07%	(1,732)
MGE Energy, Inc.	1,509	0.90%	(4,308)
Total Utilities			40,042
Communications
Viavi Solutions, Inc.	7,758	0.99%	23,105
Cisco Systems, Inc.	2,215	0.98%	9,965
TEGNA, Inc.	3,624	0.58%	8,159
Juniper Networks, Inc.	2,068	0.46%	7,191
Ciena Corp.	545	0.23%	5,227
Omnicom Group, Inc.	1,774	1.04%	4,202
VeriSign, Inc.	224	0.37%	2,853
Fox Corp. — Class A	790	0.26%	1,804
F5 Networks, Inc.	216	0.35%	1,527
Nexstar Media Group, Inc. — Class A	282	0.35%	(298)
InterDigital, Inc.	758	0.42%	(1,009)
Arista Networks, Inc.	107	0.30%	(2,155)
Yelp, Inc. — Class A	1,512	0.46%	(3,001)
World Wrestling Entertainment, Inc. — Class A	738	0.34%	(3,250)
Cogent Communications Holdings, Inc.	741	0.43%	(4,264)
Telephone & Data Systems, Inc.	1,612	0.26%	(6,630)
Total Communications			43,426
Technology
NetApp, Inc.	1,250	0.91%	22,404
Seagate Technology Holdings plc	597	0.40%	19,835
Texas Instruments, Inc.	205	0.32%	14,568
HP, Inc.	2,378	0.53%	13,031
CSG Systems International, Inc.	2,700	1.06%	7,876
Cirrus Logic, Inc.	1,423	0.95%	5,998
Progress Software Corp.	2,585	1.03%	5,298
ExlService Holdings, Inc.	259	0.26%	4,700
Rambus, Inc.	5,216	0.94%	1,697
Lumentum Holdings, Inc.	703	0.48%	(151)
Intel Corp.	1,028	0.44%	(268)
CommVault Systems, Inc.	328	0.20%	(2,831)
Oracle Corp.	963	0.68%	(2,887)
Dropbox, Inc. — Class A	1,422	0.34%	(4,521)
Xperi Holding Corp.	2,344	0.36%	(4,733)
Qorvo, Inc.	369	0.50%	(7,175)
Kulicke & Soffa Industries, Inc.	557	0.26%	(8,489)
Total Technology			64,352
Basic Materials
NewMarket Corp.	159	0.44%	468
Royal Gold, Inc.	236	0.18%	(4,237)
Ingevity Corp.	416	0.24%	(5,088)
Reliance Steel & Aluminum Co.	280	0.32%	(8,536)
Nucor Corp.	589	0.47%	(9,638)
Total Basic Materials			(27,031)
Energy
Equitrans Midstream Corp.	3,589	0.30%	2,468
Antero Midstream Corp.	3,159	0.27%	(484)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Energy			$1,984
Total MS Long/Short Equity Long Custom Basket			$345,529

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	3,516	(1.45)%	$31,950
Digital Realty Trust, Inc.	747	(1.56)%	11,969
JBG SMITH Properties	2,565	(1.10)%	8,274
Safehold, Inc.	559	(0.58)%	7,496
Crown Castle International Corp.	198	(0.50)%	4,135
Equitable Holdings, Inc.	1,978	(0.85)%	2,929
Ventas, Inc.	583	(0.46)%	2,764
CyrusOne, Inc.	796	(0.89)%	2,694
Healthpeak Properties, Inc.	2,222	(1.07)%	1,999
Apartment Income REIT Corp.	507	(0.36)%	1,584
State Street Corp.	1,423	(1.74)%	1,185
Welltower, Inc.	1,504	(1.79)%	909
Host Hotels & Resorts, Inc.	7,989	(1.88)%	847
Alexandria Real Estate Equities, Inc.	428	(1.18)%	710
Wells Fargo & Co.	950	(0.64)%	(853)
Howard Hughes Corp.	704	(0.89)%	(996)
Lincoln National Corp.	912	(0.91)%	(1,007)
Sunstone Hotel Investors, Inc.	7,760	(1.34)%	(1,771)
Outfront Media, Inc.	2,313	(0.84)%	(1,853)
Pebblebrook Hotel Trust	2,806	(0.91)%	(2,109)
Bank of America Corp.	3,216	(1.97)%	(2,268)
Apple Hospitality REIT, Inc.	2,459	(0.56)%	(2,359)
JPMorgan Chase & Co.	822	(1.94)%	(3,258)
Comerica, Inc.	616	(0.72)%	(4,220)
Rayonier, Inc.	1,609	(0.83)%	(5,386)
Equinix, Inc.	151	(1.72)%	(6,063)
UDR, Inc.	2,131	(1.63)%	(6,699)
Western Alliance Bancorporation	640	(1.01)%	(7,097)
First Republic Bank	376	(1.05)%	(7,394)
Rexford Industrial Realty, Inc.	1,359	(1.11)%	(13,749)
Sun Communities, Inc.	616	(1.65)%	(26,259)
Total Financial			(13,896)
Utilities
ONE Gas, Inc.	1,457	(1.33)%	20,420
Atmos Energy Corp.	1,342	(1.71)%	16,806
Edison International	2,231	(1.79)%	5,502
CenterPoint Energy, Inc.	1,395	(0.50)%	1,775
Total Utilities			44,503
Energy
Schlumberger N.V.	2,457	(1.05)%	13,056
Sunrun, Inc.	741	(0.47)%	1,239
NOV, Inc.	1,992	(0.38)%	1,187
Helmerich & Payne, Inc.	974	(0.39)%	(603)
Phillips 66	1,887	(1.91)%	(1,128)
Hess Corp.	412	(0.46)%	(3,366)
Pioneer Natural Resources Co.	881	(2.12)%	(4,967)
Patterson-UTI Energy, Inc.	5,418	(0.70)%	(6,770)
Valero Energy Corp.	2,023	(2.06)%	(12,246)
Devon Energy Corp.	1,297	(0.67)%	(13,235)
Diamondback Energy, Inc.	734	(1.00)%	(14,223)
Range Resources Corp.	2,708	(0.88)%	(14,541)
Halliburton Co.	5,950	(1.86)%	(15,678)
Total Energy			(71,275)
Technology
Clarivate plc	2,905	(0.92)%	15,328
Coupa Software, Inc.	229	(0.72)%	10,834
DocuSign, Inc.	112	(0.42)%	5,889
Twilio, Inc. — Class A	84	(0.39)%	4,049
Splunk, Inc.	293	(0.61)%	4,013
Everbridge, Inc.	230	(0.50)%	3,555
KBR, Inc.	3,299	(1.88)%	2,123
Zscaler, Inc.	137	(0.52)%	(115)
Smartsheet, Inc. — Class A	391	(0.39)%	(849)
Ceridian HCM Holding, Inc.	386	(0.63)%	(8,878)
Total Technology			35,949
Basic Materials
International Flavors & Fragrances, Inc.	768	(1.48)%	11,951
Consumer, Non-cyclical
Teladoc Health, Inc.	615	(1.13)%	10,902
ManpowerGroup, Inc.	784	(1.23)%	9,951
Brink's Co.	472	(0.43)%	6,087
CoStar Group, Inc.	1,513	(1.88)%	1,820
Guardant Health, Inc.	627	(1.13)%	1,192
Sysco Corp.	488	(0.55)%	(516)
Total Consumer, Non-cyclical			29,436
Industrial
Stericycle, Inc.	1,872	(1.84)%	10,866
Jacobs Engineering Group, Inc.	968	(1.85)%	7,209
US Ecology, Inc.	1,098	(0.51)%	6,301
Boeing Co.	501	(1.59)%	4,404
Harsco Corp.	3,110	(0.76)%	3,879
TransDigm Group, Inc.	73	(0.66)%	592
General Electric Co.	311	(0.46)%	(362)
Tetra Tech, Inc.	331	(0.71)%	(6,202)
Waste Management, Inc.	847	(1.83)%	(10,449)
Republic Services, Inc. — Class A	1,046	(1.81)%	(11,216)
Casella Waste Systems, Inc. — Class A	1,501	(1.65)%	(25,465)
Total Industrial			(20,443)
Communications
Okta, Inc.	295	(1.01)%	7,158
Uber Technologies, Inc.	1,562	(1.01)%	4,179
Chewy, Inc. — Class A	350	(0.34)%	3,082
Anaplan, Inc.	598	(0.53)%	1,021
Lyft, Inc. — Class A	1,214	(0.94)%	(6,886)
Total Communications			8,554
Consumer, Cyclical
United Airlines Holdings, Inc.	2,821	(1.94)%	15,739

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
JetBlue Airways Corp.	7,387	(1.63)%	$14,483
Freshpet, Inc.	399	(0.82)%	7,390
Delta Air Lines, Inc.	3,231	(1.99)%	6,605
DraftKings, Inc. — Class A	519	(0.36)%	6,449
Alaska Air Group, Inc.	1,566	(1.33)%	5,741
Southwest Airlines Co.	2,128	(1.58)%	5,602
Spirit Airlines, Inc.	1,714	(0.64)%	3,185
American Airlines Group, Inc.	6,675	(1.98)%	(7,361)
Royal Caribbean Cruises Ltd.	783	(1.01)%	(7,734)
Total Consumer, Cyclical			50,099
Total MS Long/Short Equity Short Custom Basket			$74,878

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2021.
[2]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2021.

GS — Goldman Sachs International
JPY — Japanese Yen
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$32,786,410	$—	$—		$32,786,410
Master Limited Partnerships	261,951	—	—		261,951
Rights	—	—	—	*	—
Mutual Funds	2,982,337	—	—		2,982,337
Closed-End Funds	5,152,217	—	—		5,152,217
U.S. Treasury Bills	—	12,027,069	—		12,027,069
Repurchase Agreements	—	9,226,340	—		9,226,340
Securities Lending Collateral	669,381	—	—		669,381
Commodity Futures Contracts**	793,861	—	—		793,861
Currency Futures Contracts**	579,478	—	—		579,478
Equity Futures Contracts**	244,695	538	—		245,233
Interest Rate Futures Contracts**	91,318	802	—		92,120
Equity Custom Basket Swap Agreements**	—	2,778,131	—		2,778,131
Total Assets	$43,561,648	$24,032,880	$—		$67,594,528

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$10,787,879	$—	$—	$10,787,879
Master Limited Partnerships Sold Short	265,941	—	—	265,941
Exchange-Traded Funds Sold Short	5,499,755	—	—	5,499,755
Commodity Futures Contracts**	499,997	—	—	499,997
Currency Futures Contracts**	277,498	—	—	277,498
Equity Futures Contracts**	144,430	7,430	—	151,860
Interest Rate Futures Contracts**	40,843	17,723	—	58,566
Equity Custom Basket Swap Agreements**	—	794,567	—	794,567
Total Liabilities	$17,516,343	$819,720	$—	$18,336,063

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,605,176	$1,100,845	$(4,300,000)	$19,374	$(16,384)	$1,409,011	56,383	$42,790
Guggenheim Strategy Fund III	718,511	258,360	–	–	940	977,811	38,895	9,943
Guggenheim Ultra Short Duration Fund — Institutional Class	7,021,947	779,207	(7,200,000)	11,589	(17,228)	595,515	59,731	31,078
	$12,345,634	$2,138,412	$(11,500,000)	$30,963	$(32,672)	$2,982,337		$83,811

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedules of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.50%
Due 10/01/21	$150,861,939	$150,862,148	Due 01/15/23	$150,772,500	$153,879,256

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.13%
Due 10/01/21	58,617,555	58,617,587	Due 12/31/22	59,788,400	59,789,984

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	58,617,555	58,617,604	Due 04/15/22	58,937,372	59,789,963

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$649,474	$669,381

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$20,498,135	$969,495	$(84,467)	$885,028
Managed Futures Strategy Fund	21,269,203	1,292,290	(861,591)	430,699
Multi-Hedge Strategies Fund	46,643,819	6,196,395	(3,581,749)	2,614,646

Note 7 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Consolidated Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.